JORDAN K. THOMSEN
November 27, 2012	Vice President and Counsel
(212) 314-5431
(212) 314-3953

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4/A

File Nos. 333-182903 and 811-22651

CIK #0001537470

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Pre-Effective Amendment No. 1 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 7 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 70 of AXA Equitable.

On July 27, 2012, we filed an initial Registration Statement on Form N-4 describing the new Accumulator® Series 13.0 variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account No. 70. On September 4, 2012, we received written comments on this filing from Ms. Alison White of the Securities and Exchange Commission staff. We provided responses to those comments on October 26, 2012. We received additional staff comments from Ms. White on November 5, 2012. We provided responses to those comments on November 20, 2012. On November 20, 2012, we were informed that Ms. White of the Securities and Exchange Commission’s staff had no comments. This Pre-Effective Amendment is being filed to make other non-material and editorial changes.

In order to meet internal and print deadlines, we request that the Registration Statement be declared effective as soon as practicable, but no later than December 4, 2012.

Please contact the undersigned at (212) 314-5431 or Christopher E. Palmer of Goodwin Proctor LLP at (202) 346-4253 if you have any questions.

Very truly yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

cc: Alison White, Esq.

  Christopher E. Palmer, Esq.